Earnings Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share

Note 6. Earnings Per Share

The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

Three Months Ended March 31,	2023	2022
(millions, except EPS)
Net income attributable to Dominion Energy from continuing operations	$716	$300
Preferred stock dividends (see Note 16)	(20)	(27)
Net income attributable to Dominion Energy from continuing operations – Basic	696	273
Dilutive effect of 2019 Equity Units(1)	—	—
Net income attributable to Dominion Energy from continuing operations - Diluted	$696	$273
Net income (loss) attributable to Dominion Energy from discontinued operations - Basic & Diluted	$281	$411
Average shares of common stock outstanding – Basic	835.2	810.6
Net effect of dilutive securities(2)	0.3	1.6
Average shares of common stock outstanding – Diluted	835.5	812.2
EPS from continuing operations – Basic	$0.83	$0.34
EPS from discontinued operations – Basic	0.34	0.50
EPS attributable to Dominion Energy – Basic	$1.17	$0.84
EPS from continuing operations – Diluted	$0.83	$0.34
EPS from discontinued operations – Diluted	0.34	0.50
EPS attributable to Dominion Energy – Diluted	$1.17	$0.84

(1)
Effective January 2022, diluted net income was no longer reduced by the Series A Preferred Stock dividends.
(2)
Dilutive securities for the three months ended March 31, 2023 and 2022 include stock potentially to be issued to satisfy the obligation under a settlement agreement with the SCDOR (applying the if converted method). See Note 17 for additional information. Additionally, dilutive securities for the three months ended March 31, 2022 included the 2019 Equity Units (applying the if converted method) as well as forward sales agreements entered into in November 2021 (applying the treasury stock method). See Notes 19 and 20 to the Consolidated Financial Statements in Dominion Energy’s Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.

The 2019 Equity Units, prior to settlement in June 2022, were a potentially dilutive instrument. See Note 19 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.